Investments - Schedule of Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Statements of Balance Sheet
Current assets	¥ 2,347,654		¥ 2,951,599		$ 321,627
Non-current assets	1,623,213		2,054,416		222,380
Current liabilities	640,188		611,328		87,705
Non-current liabilities	227,664		209,914		$ 31,190
Statements of Operation
Costs and expenses applicable to net sales or gross revenues	(776,236)	$ (106,344)	(901,455)	¥ (1,187,370)
Income (loss) from operations	(824,891)	(113,009)	(913,355)	(928,898)
Net income (loss)	(710,221)	$ (97,299)	(750,227)	(821,333)
Equity Method Investment as a Group
Statements of Balance Sheet
Current assets	496,285		434,906
Non-current assets	2,700,315		2,283,127
Current liabilities	129,274		101,483
Non-current liabilities	162,848		168,272
Statements of Operation
Total revenues	619,533		386,856	153,086
Costs and expenses applicable to net sales or gross revenues	(431,997)		(213,386)	(75,502)
Income (loss) from operations	187,536		173,469	77,584
Net income (loss)	¥ 187,535		¥ 173,462	¥ 77,593